Notes Receivable (Details)		3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 12, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) shares	Jul. 15, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jul. 18, 2016 USD ($)
Deferred revenue, current		$ 17,405,000		$ 17,405,000			$ 17,198,000
Deferred revenue, noncurrent		22,569,000		22,569,000			28,571,000
Net proceeds on sale				20,842,000
Loss on sale of securities							(19,435,000)
Net cash proceeds from sale of vessels				109,740,000		$ 0
Interest income		803,000	$ 92,000	1,326,000		$ 164,000
Notes receivable, current		4,816,000		4,816,000			0
Notes receivable, net of current portion		18,033,000		18,033,000			6,112,000
Interest Income and Discount Unwinding
Interest income		$ 102,000		$ 203,000
Sale of MSC Cristina
Debt Instrument Interest Rate		6.00%		6.00%
Gross sale price	$ 126,000,000
Net cash proceeds from sale of vessels	107,250,000
Interest income		$ 257,000		$ 495,000
Notes receivable, net	$ 18,750,000
Notes receivable, current		4,687,000		4,687,000
Notes receivable, net of current portion		11,719,000		$ 11,719,000
Repayment installments				16
Repayment frequency				quarterly
Accrued interest income		129,000		$ 129,000
Hyundai Merchant Marine Co., Ltd.
Deferred revenue, current		12,102,000		12,102,000
Deferred revenue, noncurrent		22,569,000		22,569,000
Trading Securities								$ 40,277,000
Deferred revenue amortization		3,017,000		6,001,000
Hyundai Merchant Marine Co., Ltd. | Container vessels | Restructuring Agreement
Charter Revenue					$ 38,461,000
Hyundai Merchant Marine Co., Ltd. | Senior Notes
Unsecured Notes								$ 5,931,000
Notes receivable, net		$ 6,314,000		$ 6,314,000			$ 6,112,000
Hyundai Merchant Marine Co., Ltd. | Senior Notes | Container vessels | Restructuring Agreement
Trading securities equity number of shares | shares				3,657
Proceeds From Debt				$ 7,692,000
Debt Instrument Interest Rate		3.00%		3.00%
Maturity Date				Jul. 31, 2024
Hyundai Merchant Marine Co., Ltd. | July 18, 2016 until December 31, 2019 | Container vessels | Restructuring Agreement
Charter Revenue				$ 24,400
Effective Date of Arrangements				Jul. 18, 2016
Termination date				Dec. 31, 2019
Hyundai Merchant Marine Co., Ltd. | From January 1, 2020 and thereafter | Container vessels | Restructuring Agreement
Charter Revenue				$ 30,500
Effective Date of Arrangements				Jan. 01, 2020